Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 30,787	$ 4,487	¥ 801	¥ 4,961